UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Item 1. Reports to Stockholders.

(a)

AAF First Priority CLO Bond ETF
(AAA)

SEMI-ANNUAL REPORT

January 31, 2021

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AAF First Priority CLO Bond ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Board Consideration and Approval of Advisory Agreement	14
Shareholder Expense Example	16
Supplemental Information	17
Review of Liquidity Risk Management Program	18

AAF First Priority CLO Bond ETF

Schedule of Investments

January 31, 2021 (Unaudited)

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 91.4% (a)(b)(c)
Cayman Islands — 91.4% (d)
AMMC CLO 18, Ltd.
Series 2016-18A AR, 1.333% (3 Month LIBOR + 1.100%, 0.000% Floor), 5/26/2031	$248,783	$248,757
Atrium XII LLC
Series 2015-12A AR, 1.052% (3 Month LIBOR + 0.830%, 0.000% Floor), 4/22/2027	237,362	236,893
Bain Capital Credit CLO
Series 2018-1A A1, 1.178% (3 Month LIBOR + 0.960%, 0.000% Floor), 4/23/2031	250,000	249,993
Battalion CLO XVI, Ltd.
Series 2019-16A A, 1.594% (3 Month LIBOR + 1.370%, 1.370% Floor), 12/19/2032	375,000	375,451
Benefit Street Partners CLO, Ltd.
Series 2015-VIA A1R, 1.463% (3 Month LIBOR + 1.240%, 0.000% Floor), 10/18/2029	250,000	250,134
Burnham Park CLO, Ltd.
Series 2016-1A AR, 1.374% (3 Month LIBOR + 1.150%, 1.150% Floor), 10/20/2029	375,000	374,999
Cayuga Park CLO, Ltd.
Series 2020-1A A, 1.823% (3 Month LIBOR + 1.600%, 1.600% Floor), 7/17/2031	375,000	376,129
Cedar Funding VI CLO, Ltd.
Series 2016-6A AR, 1.314% (3 Month LIBOR + 1.090%, 1.090% Floor), 10/20/2028	250,000	250,000
Cedar Funding VII CLO, Ltd.
Series 2018-7A A1, 1.224% (3 Month LIBOR + 1.000%, 1.000% Floor), 1/20/2031	375,000	375,061
CIFC Funding, Ltd.
Series 2014-4RA A1A, 1.353% (3 Month LIBOR + 1.130%, 1.130% Floor), 10/17/2030	250,000	250,074
Dryden 58 CLO, Ltd.
Series 2018-58A A1, 1.223% (3 Month LIBOR + 1.000%, 0.000% Floor), 7/17/2031	500,000	500,000
Dryden XXVI Senior Loan Fund
Series 2013-26A AR, 1.141% (3 Month LIBOR + 0.900%, 0.000% Floor), 4/15/2029	500,000	499,999
Goldentree Loan Management U.S. CLO, Ltd.
Series 2017-2A A, 1.374% (3 Month LIBOR + 1.150%, 0.000% Floor), 11/28/2030	375,000	375,000
LCM XVIII, Ltd.
Series 2015-18A A1R, 1.244% (3 Month LIBOR + 1.020%, 0.000% Floor), 4/20/2031	375,000	375,000
LCM XX, Ltd.
Series 2015-20A AR, 1.264% (3 Month LIBOR + 1.040%, 0.000% Floor), 10/20/2027	332,882	333,113
Madison Park Funding XXIII, Ltd.
Series 2017-23A A, 1.423% (3 Month LIBOR + 1.210%, 0.000% Floor), 7/27/2030	250,000	250,000
Magnetite XII, Ltd.
Series 2015-12A ARR, 1.341% (3 Month LIBOR + 1.100%, 0.000% Floor), 10/15/2031	375,000	374,999
Magnetite XIX, Ltd.
Series 2017-19A A, 1.403% (3 Month LIBOR + 1.180%, 1.180% Floor), 7/17/2030	500,000	499,999
Octagon Investment Partners 36, Ltd.
Series 2018-1A A1, 1.211% (3 Month LIBOR + 0.970%, 0.000% Floor), 4/15/2031	250,000	249,735
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A A1R, 1.091% (3 Month LIBOR + 0.850%, 0.000% Floor), 7/15/2027	351,566	351,313
Regatta II Funding LP
Series 2013-2A A1R2, 1.491% (3 Month LIBOR + 1.250%, 0.000% Floor), 1/15/2029	500,000	500,266
Symphony CLO XXII, Ltd.
Series 2020-22A A1A, 1.513% (3 Month LIBOR + 1.290%, 1.290% Floor), 4/18/2033	375,000	376,453

The accompanying notes are an integral part of the financial statements.

AAF First Priority CLO Bond ETF

Schedule of Investments

January 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value
TICP CLO IX, Ltd.
Series 2017-9A A, 1.364% (3 Month LIBOR + 1.140%, 0.000% Floor), 1/20/2031	$250,000	$250,000
Voya CLO, Ltd.
Series 2015-1A A1R, 1.123% (3 Month LIBOR + 0.900%, 0.900% Floor), 1/18/2029	500,000	500,000
Series 2018-3A A1A, 1.391% (3 Month LIBOR + 1.150%, 1.150% Floor), 10/15/2031	375,000	375,072
York CLO, Ltd.
Series 2016-2A A1R, 1.314% (3 Month LIBOR + 1.090%, 0.000% Floor), 4/20/2032	375,000	375,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,134,472)		9,173,440

TOTAL INVESTMENTS (Cost $9,134,472) — 91.4%		9,173,440
Other assets and liabilities, net — 8.6%		868,572
NET ASSETS — 100.0%		$10,042,012

Percentages are stated as a percent of net assets.

(a)

To the extent the Fund invests more heavily in particular sectors or asset classes, its performance will be especially sensitive to developments that significantly affect those sectors or asset classes.

(b)

Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of January 31, 2021. After January 1, 2022, LIBOR (London InterBank Offered Rate) may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities maybe resold in transactions exempt from registration to qualified institutional investors. The value of these securities total $9,173,440, which represents 91.4% of total net assets.

(d)	To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

The accompanying notes are an integral part of the financial statements.

AAF First Priority CLO Bond ETF

Statement of Assets and Liabilities

January 31, 2021 (Unaudited)

Assets
Investments, at value (cost $9,134,472)	$9,173,440
Cash	865,686
Dividend and interest receivable	5,014
Total Assets	10,044,140

Liabilities
Payable to Adviser	2,128
Total liabilities	2,128
Net Assets	$10,042,012

Net Assets Consists of:
Paid-in capital	$9,993,352
Total distributable earnings	48,660
Net Assets	$10,042,012

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	400,000
Net Asset Value, redemption price and offering price per share	$25.11

The accompanying notes are an integral part of the financial statements.

AAF First Priority CLO Bond ETF

Statement of Operations

For the Period Ended January 31, 2021(1) (Unaudited)

Investment Income
Interest income	$49,955
Total investment income	49,955

Expenses
Advisory fees	9,296
Net expenses	9,296
Net investment income	40,659

Realized and Unrealized Gain on Investments
Net change in unrealized appreciation/depreciation on investments	38,968
Net realized and unrealized gain on investments	38,968
Net increase in net assets from operations	$79,627

(1)	The Fund commenced operations on September 8, 2020.

The accompanying notes are an integral part of the financial statements.

AAF First Priority CLO Bond ETF

Statement of Changes in Net Assets

Period Ended January 31, 2021(1) (Unaudited)
From Operations
Net investment income	$40,659
Net change in net unrealized appreciation/depreciation on investments	38,968
Net increase in net assets resulting from operations	79,627

From Distributions
Distributable earnings	(30,967)
Total distributions	(30,967)

From Capital Share Transactions
Proceeds from shares sold(2)	9,980,905
Transaction fees (Note 4)	12,447
Net increase in net assets resulting from capital share transactions	9,993,352

Total Increase in Net Assets	10,042,012

Net Assets
Beginning of period	—
End of period	$10,042,012

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	400,000
Shares outstanding, end of period	400,000

(1)	The Fund commenced operations on September 8, 2020.

(2)	Includes reimbursement of $2,085 due to net asset value error.

The accompanying notes are an integral part of the financial statements.

AAF First Priority CLO Bond ETF

Financial Highlights

For a Share Outstanding Throughout the Period

	Period Ended January 31, 2021(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income from investment operations:
Net investment income(2)	0.11
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.16

Less distributions paid:
From net investment income	(0.08)
Total distributions paid	(0.08)

Capital share transactions:
Transaction fees (see Note 4)	0.03

Net Asset Value, End of Period	$25.11

Total return, at NAV(3)	0.75	%(4)
Total return, at Market(3)	0.91	%(4)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$10,042

Ratio of expenses to average net assets	0.25	%(5)
Ratio of net investment income to average net assets	1.09	%(5)
Portfolio turnover rate(6)	9	%(4)

(1)	The Fund commenced investment operations on September 8, 2020.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

AAF First Priority CLO Bond ETF

Notes to Financial Statements

January 31, 2021 (Unaudited)

1.	ORGANIZATION

AAF First Priority CLO Bond ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund’s objective is to invest, under normal circumstances, at least 80% of its nets assets (plus any borrowings made for investment purposes) in AAA rated first priority debt tranches of U.S. dollar-dominated collateralized loan obligations (“CLOs”). CLOs are trusts that are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in CLOs of any maturity.

Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Alternative Access Funds, LLC (“AAF” or “Adviser”), the Fund’s Investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, the Fund’s debt securities, including collateralized loan obligations and short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below. Due to the inherent uncertainty of valuations, fair values may differ slightly from the values that would have been used had an active market existed.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV on the valuation date, whichever is earlier.

AAF First Priority CLO Bond ETF

Notes to Financial Statements

January 31, 2021 (Unaudited) (Continued)

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

AAF First Priority CLO Bond ETF

Notes to Financial Statements

January 31, 2021 (Unaudited) (Continued)

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021 are as follows:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Collateralized Loan Obligations	$—	$9,173,440	$—	$9,173,440
Total Investments - Assets	$—	$9,173,440	$—	$9,173,440

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends has been provided for in accordance with Fund’s understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, monthly and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest

AAF First Priority CLO Bond ETF

Notes to Financial Statements

January 31, 2021 (Unaudited) (Continued)

and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Fund commenced operations on September 8, 2020.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and AAF, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets. AAF has agreed to pay all expenses of the Fund except the fee paid to AAF under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Quasar Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

AAF First Priority CLO Bond ETF

Notes to Financial Statements

January 31, 2021 (Unaudited) (Continued)

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 100,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended January 31, 2021 were as follows:

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$9,939,905	$806,223	$—	$—

AAF First Priority CLO Bond ETF

Notes to Financial Statements

January 31, 2021 (Unaudited) (Continued)

6.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”

7.	SUBSEQUENT EVENTS

The Fund paid distributions to shareholders as follows:

Record Date	Ex-Date	Reinvestment Date/Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
02/02/2021	02/01/2021	02/03/2021	$0.02200000	$8,800.00
03/02/2021	03/01/2021	03/03/2021	$0.01950000	$7,800.00

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

AAF First Priority CLO Bond ETF

Board Consideration and Approval of Advisory Agreement

January 31, 2021 (Unaudited)

At meetings held on March 19, 2020 and August 11, 2020 (the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Alternative Access Funds, LLC (the “Adviser”) and the Trust, on behalf of the AAF First Priority CLO Bond ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Advisory Agreement must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meetings, the Board reviewed written materials from the Adviser and, during the Meetings, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Advisory Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meetings, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the written materials that it received before the Meetings and the oral presentations, and deliberated on the approval of the Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meetings, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

AAF First Priority CLO Bond ETF

Board Consideration and Approval of Advisory Agreement

January 31, 2021 (Unaudited) (Continued)

Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding the Fund’s proposed advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. Based on this review, the Board concluded that the investment advisory fees and expense ratios appeared to be competitive and otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board also reviewed information regarding the estimated break-even point for the Fund taking into consideration potential direct and ancillary revenue received by the Adviser in connection with the services to be provided to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other specified costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the Fund’s other expenses out of its own resources.

Economies of Scale. The Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board noted that since the Fund had not yet launched, it was difficult to estimate whether economies of scale might be realized in the future. The Board also noted, however, that any economies would, to some degree, be shared with Fund shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Benefits to the Adviser. In addition to evaluating the services provided by the Adviser, the Board also considered the extent to which the Adviser may realize other benefits from its relationship to the Fund. While the Board acknowledged that the Adviser may experience reputational success if the Fund performs well in the future, it did not identify any other potential benefits at this early stage and agreed to reassess potential benefits at a future meeting. Based on its review, the Board concluded that any ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees separately, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the proposed advisory fees were fair and reasonable in light of the services to be provided; and (iii) determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its future shareholders.

AAF First Priority CLO Bond ETF

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (August 1, 2020 to January 31, 2021), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hypothetical Account Value 8/1/20	Beginning Account Value 9/8/20^	Ending Account Value 1/31/21	Annualized Expense Ratios	Expenses Paid During the Period
AAF First Priority CLO Bond ETF
Actual	N/A	$ 1,000.00	$ 1,007.50	0.25%	$ 1.00(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	$ 1,023.95	0.25%	$ 1.28(2)

(^)	Fund commenced operations on September 8, 2020.

(1)

Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 146 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)

Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AAF First Priority CLO Bond ETF

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Fund’s website at www.aafetfs.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.aafetfs.com.

AAF First Priority CLO Bond ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

In addition, the investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Alternative Access Funds, LLC
1 World Trade Center, Suite 8500
New York, NY 10007

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	4/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	4/6/2021

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	4/6/2021

*	Print the name and title of each signing officer under his or her signature.